Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Other income	$ 8,881,189	$ 3,073,501
Revenues	148,786,861	68,440,445
Time charter revenues
Disaggregation of Revenue [Line Items]
Revenues	35,056,416	22,427,217
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Revenues	$ 104,849,256	$ 42,939,727